UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-22003
Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:         12/31
Date of reporting period:    3/31/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Core Equity Alpha Fund (JCE)
March 31, 2010

Shares	Description (1)				Value

	Common Stocks – 98.5%

	Aerospace & Defense – 2.1%

2,500	Boeing Company				$181,525
3,900	General Dynamics Corporation				301,080
19,400	Goodrich Corporation				1,368,088
16,800	Honeywell International Inc.				760,536
200	ITT Industries, Inc.				10,722
400	Lockheed Martin Corporation				33,288
1,200	Northrop Grumman Corporation				78,684
5,400	Precision Castparts Corporation				684,234
11,000	Rockwell Collins, Inc.				688,490
5,800	United Technologies Corporation				426,938

	Total Aerospace & Defense				4,533,585

	Air Freight & Logistics – 0.2%

3,900	FedEx Corporation				364,260

	Airlines – 0.2%

36,600	Southwest Airlines Co.				483,852

	Auto Components – 0.3%

20,600	Johnson Controls, Inc.				679,594

	Automobiles – 0.3%

56,000	Ford Motor Company, (2)				703,920
1,600	Harley-Davidson, Inc.				44,912

	Total Automobiles				748,832

	Beverages – 3.1%

39,700	Coca-Cola Company				2,183,500
51,800	Coca-Cola Enterprises Inc.				1,432,788
11,300	Constellation Brands, Inc., Class A, (2)				185,772
29,700	Dr. Pepper Snapple Group, (2)				1,044,549
9,700	Molson Coors Brewing Company, Class B				407,982
23,874	PepsiCo, Inc.				1,579,504

	Total Beverages				6,834,095

	Biotechnology – 0.4%

7,600	Amgen Inc., (2)				454,176
6,100	Celgene Corporation, (2)				377,956

	Total Biotechnology				832,132

	Capital Markets – 2.4%

7,000	Ameriprise Financial, Inc.				317,520
10,200	Bank of New York Company, Inc.				314,976
3,600	Federated Investors Inc.				94,968
13,100	Franklin Resources, Inc.				1,452,790
12,900	Goldman Sachs Group, Inc.				2,201,127
5,300	Invesco LTD				116,123
1,300	Legg Mason, Inc.				37,271
5,400	Morgan Stanley				158,166
3,700	State Street Corporation				167,018
4,900	T. Rowe Price Group Inc.				269,157

	Total Capital Markets				5,129,116

	Chemicals – 2.0%

18,800	Air Products & Chemicals Inc.				1,390,260
3,300	CF Industries Holdings, Inc.				300,894
6,500	Dow Chemical Company				192,205
26,300	E.I. Du Pont de Nemours and Company				979,412
7,200	Eastman Chemical Company				458,496
900	International Flavors & Fragrances Inc.				42,903
12,700	PPG Industries, Inc.				830,580
1,100	Praxair, Inc.				91,300
900	Sigma-Aldrich Corporation				48,294

	Total Chemicals				4,334,344

	Commercial Banks – 2.3%

3,300	BB&T Corporation				106,887
3,800	Comerica Incorporated				144,552
86,500	Fifth Third Bancorp.				1,175,535
14	First Horizon National Corporation, (2)				200
118,800	Huntington BancShares Inc.				637,956
1,900	M&T Bank Corporation				150,822
1,900	Marshall and Ilsley Corporation				15,295
8,700	PNC Financial Services Group, Inc.				519,390
15,900	Regions Financial Corporation				124,815
9,400	SunTrust Banks, Inc.				251,826
5,700	U.S. Bancorp				147,516
51,150	Wells Fargo & Company				1,591,788
1,500	Zions Bancorporation				32,730

	Total Commercial Banks				4,899,312

	Commercial Services & Supplies – 0.4%

10,600	Avery Dennison Corporation				385,946
200	Iron Mountain Inc., (2)				5,480
20,100	R.R. Donnelley & Sons Company				429,135
2,000	Republic Services, Inc.				58,040
1,600	Waste Management, Inc.				55,088

	Total Commercial Services & Supplies				933,689

	Communications Equipment – 3.2%

112,400	Cisco Systems, Inc., (2)				2,925,772
8,500	Harris Corporation				403,665
8,400	Juniper Networks Inc., (2)				257,712
207,600	Motorola, Inc.				1,457,352
35,700	QUALCOMM, Inc.				1,499,043
44,500	Tellabs Inc., (2)				336,865

	Total Communications Equipment				6,880,409

	Computers & Peripherals – 8.4%

18,900	Apple, Inc., (2)				4,440,177
78,700	Dell Inc., (2)				1,181,287
32,700	EMC Corporation, (2)				589,908
56,900	Hewlett-Packard Company				3,024,235
36,600	International Business Machines Corporation (IBM)				4,693,950
8,500	Lexmark International, Inc., Class A, (2)				306,680
49,900	Network Appliance Inc., (2)				1,624,744
11,700	QLogic Corporation, (2)				237,510
1,300	SanDisk Corporation, (2)				45,019
37,800	Teradata Corporation, (2)				1,092,042
25,200	Western Digital Corporation, (2)				982,548

	Total Computers & Peripherals				18,218,100

	Construction & Engineering – 0.0%

1,600	Fluor Corporation				74,416

	Consumer Finance – 1.1%

25,300	American Express Company				1,043,878
9,200	Capital One Financial Corporation				380,972
35,500	Discover Financial Services				528,950
36,200	SLM Corporation, (2)				453,224

	Total Consumer Finance				2,407,024

	Containers & Packaging – 0.5%

7,500	Ball Corporation				400,350
5,100	Owens-Illinois, Inc., (2)				181,254
23,000	Sealed Air Corporation				484,840

	Total Containers & Packaging				1,066,444

	Diversified Consumer Services – 0.2%

6,300	Devry, Inc.				410,760
7,400	H & R Block Inc.				131,720

	Total Diversified Consumer Services				542,480

	Diversified Financial Services – 2.3%

71,500	Bank of America Corporation				1,276,275
41,300	Citigroup Inc.				167,265
2,600	CME Group, Inc.				821,886
1,000	Intercontinental Exchange, Inc., (2)				112,180
53,905	JPMorgan Chase & Co.				2,412,249
400	Moody’s Corporation				11,900
4,400	New York Stock Exchange Euronext				130,284

	Total Diversified Financial Services				4,932,039

	Diversified Telecommunication Services – 3.4%

241,500	AT&T Inc.				6,240,360
21,728	CenturyTel, Inc.				770,475
11,200	Verizon Communications Inc.				347,424
5,700	Windstream Corporation				62,073

	Total Diversified Telecommunication Services				7,420,332

	Electric Utilities – 0.5%

2,200	American Electric Power Company, Inc.				75,196
17,800	FPL Group, Inc.				860,274
9,000	Pepco Holdings, Inc.				154,350

	Total Electric Utilities				1,089,820

	Electrical Equipment – 0.5%

18,100	Rockwell Automation, Inc.				1,020,116

	Electronic Equipment & Instruments – 1.0%

45,400	Agilent Technologies, Inc., (2)				1,561,306
6,700	Amphenol Corporation, Class A				282,673
8,300	Corning Incorporated				167,743
4,300	FLIR Systems Inc., (2)				121,260
3,500	Molex Inc.				73,010

	Total Electronic Equipment & Instruments				2,205,992

	Energy Equipment & Services – 2.1%

2,800	Baker Hughes Incorporated				131,152
31,600	BJ Services Company				676,240
10,600	Cooper Cameron Corporation, (2)				454,316
2,700	Diamond Offshore Drilling, Inc.				239,787
6,600	FMC Technologies Inc., (2)				426,558
28,200	Halliburton Company				849,666
2,000	Helmerich & Payne Inc.				76,160
1,800	Nabors Industries Inc., (2)				35,334
3,300	National-Oilwell Varco Inc., (2)				133,914
1,900	Rowan Companies Inc.				55,309
22,300	Schlumberger Limited				1,415,158

	Total Energy Equipment & Services				4,493,594

	Food & Staples Retailing – 1.7%

4,000	Costco Wholesale Corporation				238,840
19,100	CVS Caremark Corporation				698,296
26,900	Walgreen Co.				997,721
22,300	Wal-Mart Stores, Inc.				1,239,880
13,100	Whole Foods Market, Inc., (2)				473,565

	Total Food & Staples Retailing				3,648,302

	Food Products – 2.2%

8,800	Archer-Daniels-Midland Company				254,320
5,800	Campbell Soup Company				205,030
9,300	ConAgra Foods, Inc.				233,151
10,400	General Mills, Inc.				736,216
2,400	H.J. Heinz Company				109,464
1,500	Hormel Foods Corporation				63,015
10,000	JM Smucker Company				602,600
9,800	Kellogg Company				523,614
10,600	Kraft Foods Inc.				320,544
16,300	Mead Johnson Nutrition Company, Class A Shares				848,089
25,400	Sara Lee Corporation				353,822
27,200	Tyson Foods, Inc., Class A				520,880

	Total Food Products				4,770,745

	Gas Utilities – 0.3%

10,500	EQT Corporation				430,500
1,300	Nicor Inc.				54,496
3,700	ONEOK, Inc.				168,905
1,200	Questar Corporation				51,840

	Total Gas Utilities				705,741

	Health Care Equipment & Supplies – 2.1%

1,200	Baxter International, Inc.				69,840
37,900	Boston Scientific Corporation, (2)				273,638
7,600	CareFusion Corporation, (2)				200,868
1,400	DENTSPLY International Inc.				48,790
22,000	Hospira Inc., (2)				1,246,300
3,400	Intuitive Surgical, Inc., (2)				1,183,642
10,100	Medtronic, Inc.				454,803
4,200	Saint Jude Medical Inc., (2)				172,410
2,200	Stryker Corporation				125,884
2,100	Varian Medical Systems, Inc.				116,193
13,200	Zimmer Holdings, Inc., (2)				781,440

	Total Health Care Equipment & Supplies				4,673,808

	Health Care Providers & Services – 3.6%

1,800	Aetna Inc.				63,198
15,200	AmerisourceBergen Corporation				439,584
4,200	Cardinal Health, Inc.				151,326
32,100	CIGNA Corporation				1,174,218
26,300	Coventry Health Care, Inc., (2)				650,136
3,100	Davita Inc., (2)				196,540
6,200	Express Scripts, Inc., (2)				630,912
6,000	Humana Inc., (2)				280,620
19,600	McKesson HBOC Inc.				1,288,112
11,300	Medco Health Solutions, Inc., (2)				729,528
17,700	Patterson Companies, Inc., (2)				549,585
90,400	Tenet Healthcare Corporation, (2)				517,088
7,500	UnitedHealth Group Incorporated				245,025
14,500	Wellpoint Inc., (2)				933,510

	Total Health Care Providers & Services				7,849,382

	Hotels, Restaurants & Leisure – 1.4%

1,700	Carnival Corporation				66,096
4,500	Darden Restaurants, Inc.				200,430
6,500	International Game Technology				119,925
10,618	Marriott International, Inc., Class A				334,679
4,400	McDonald’s Corporation				293,568
70,100	Starbucks Corporation, (2)				1,701,327
1,900	Starwood Hotels & Resorts Worldwide, Inc.				88,616
6,900	Wyndham Worldwide Corporation				177,537

	Total Hotels, Restaurants & Leisure				2,982,178

	Household Durables – 0.7%

9,100	Harman International Industries Inc., (2)				425,698
8,000	Leggett and Platt Inc.				173,120
1,300	Lennar Corporation, Class A				22,373
26,000	Newell Rubbermaid Inc.				395,200
4,187	Black & Decker Inc.				240,376
2,500	Whirlpool Corporation				218,125

	Total Household Durables				1,474,892

	Household Products – 1.2%

5,900	Colgate-Palmolive Company				503,034
1,300	Kimberly-Clark Corporation				81,744
32,200	Procter & Gamble Company				2,037,294

	Total Household Products				2,622,072

	Independent Power Producers & Energy Traders – 1.1%

127,400	AES Corporation, (2)				1,401,400
17,300	Constellation Energy Group				607,403
14,600	NRG Energy Inc., (2)				305,140

	Total Independent Power Producers & Energy Traders				2,313,943

	Industrial Conglomerates – 2.0%

11,600	3M Co.				969,412
177,500	General Electric Company				3,230,500
4,500	Textron Inc.				95,535

	Total Industrial Conglomerates				4,295,447

	Insurance – 2.1%

6,700	AFLAC Incorporated				363,743
4,900	Allstate Corporation				158,319
9,900	American International Group, (2)				337,986
1,500	Assurant Inc.				51,570
1	Berkshire Hathaway Inc., Class B, (2)				121,800
331	Berkshire Hathaway Inc., Class B, (2)				26,900
52,400	Genworth Financial Inc., Class A				961,016
1,500	Lincoln National Corporation				46,050
21,200	Loews Corporation				790,336
7,600	Marsh & McLennan Companies, Inc.				185,592
4,500	Principal Financial Group, Inc.				131,445
6,900	Progressive Corporation, (2)				131,721
2,000	Prudential Financial, Inc.				121,000
3,700	Travelers Companies, Inc.				199,578
48,600	XL Capital Ltd, Class A				918,540

	Total Insurance				4,545,596

	Internet & Catalog Retail – 1.5%

9,000	Amazon.com, Inc., (2)				1,221,570
29,000	Expedia, Inc., (2)				723,840
5,200	Priceline.com Incorporated, (2)				1,326,000

	Total Internet & Catalog Retail				3,271,410

	Internet Software & Services – 2.3%

64,900	eBay Inc., (2)				1,749,055
4,900	Google Inc., Class A, (2)				2,778,349
26,500	Yahoo! Inc., (2)				438,045

	Total Internet Software & Services				4,965,449

	IT Services – 3.2%

100	Automatic Data Processing, Inc.				4,447
37,000	Cognizant Technology Solutions Corporation, Class A, (2)				1,886,260
16,500	Computer Sciences Corporation, (2)				899,085
35,200	Fidelity National Information Services				825,088
11,600	Fiserv, Inc., (2)				588,816
3,400	MasterCard, Inc.				863,600

31,400	Total System Services Inc.				491,724
12,000	Visa Inc.				1,092,360
15,000	Western Union Company				254,400

	Total IT Services				6,905,780

	Leisure Equipment & Products – 0.1%

5,300	Mattel, Inc.				120,522

	Life Sciences Tools & Services – 1.4%

26,000	Life Technologies Corporation, (2)				1,359,020
2,300	Millipore Corporation, (2)				242,880
19,400	Perkinelmer Inc.				463,660
7,700	Thermo Fisher Scientific, Inc., (2)				396,088
9,500	Waters Corporation, (2)				641,630

	Total Life Sciences Tools & Services				3,103,278

	Machinery – 1.1%

16,900	Caterpillar Inc.				1,062,165
900	Deere & Company				53,514
800	Dover Corporation				37,400
4,800	Eaton Corporation				363,696
2,300	Flowserve Corporation				253,621
8,500	Illinois Tool Works, Inc.				402,560
1,300	Pall Corporation				52,637
1,800	Parker Hannifin Corporation				116,532

	Total Machinery				2,342,125

	Media – 4.4%

35,400	Comcast Corporation, Class A				666,228
3,700	DIRECTV Group, Inc., (2)				125,097
5,800	Discovery Communications Inc., Class A Shares, (2)				195,982
13,400	Gannett Company Inc.				221,368
19,600	Interpublic Group Companies, Inc., (2)				163,072
21,500	McGraw-Hill Companies, Inc.				766,475
2,900	Meredith Corporation				99,789
3,900	New York Times, Class A				43,407
60,700	News Corporation, Class A				874,687
17,700	Omnicom Group, Inc.				686,937
17,900	Scripps Networks Interactive, Class A Shares				793,865
25,100	Time Warner Cable, Class A, (2)				1,338,081
28,966	Time Warner Inc.				905,767
52,100	Viacom Inc., Class B, (2)				1,791,198
25,200	Walt Disney Company				879,732

	Total Media				9,551,685

	Metals & Mining – 0.2%

3,500	Freeport-McMoRan Copper & Gold, Inc.				292,390
1,300	Newmont Mining Corporation				66,209
1,500	Nucor Corporation				68,070

	Total Metals & Mining				426,669

	Multiline Retail – 1.1%

3,000	Big Lots, Inc., (2)				109,260
800	Family Dollar Stores, Inc.				29,288
12,500	J.C. Penney Company, Inc.				402,125
21,000	Kohl’s Corporation, (2)				1,150,380
5,200	Macy’s, Inc.				113,204
5,000	Nordstrom, Inc.				204,250
1,700	Sears Holding Corporation, (2)				184,331
5,600	Target Corporation				294,560

	Total Multiline Retail				2,487,398

	Multi-Utilities – 0.5%

6,000	CenterPoint Energy, Inc.				86,160
600	CMS Energy Corporation				9,276
1,900	DTE Energy Company				84,740
3,400	Integrys Energy Group, Inc.				161,092
14,500	NiSource Inc.				229,100
1,000	PG&E Corporation				42,420
3,900	Public Service Enterprise Group Incorporated				115,128
4,600	Sempra Energy				229,540
6,600	TECO Energy, Inc.				104,874

	Total Multi-Utilities				1,062,330

	Office Electronics – 0.0%

7,896	Xerox Corporation				76,986

	Oil, Gas & Consumable Fuels – 7.5%

8,800	Anadarko Petroleum Corporation				640,904
1,400	Chesapeake Energy Corporation				33,096
38,100	Chevron Corporation				2,889,123
12,700	ConocoPhillips				649,859
154,400	Exxon Mobil Corporation				10,341,711
1,400	Murphy Oil Corporation				78,666
500	Noble Energy, Inc.				36,500
12,200	Occidental Petroleum Corporation				1,031,388
2,400	Pioneer Natural Resources Company				135,168
1,700	Range Resources Corporation				79,679
2,000	Southwestern Energy Company, (2)				81,440
11,700	Spectra Energy Corporation				263,601
2,100	Williams Companies, Inc.				48,510
1,600	XTO Energy, Inc.				75,488

	Total Oil, Gas & Consumable Fuels				16,385,133

	Paper & Forest Products – 0.4%

7,200	International Paper Company				177,192
30,300	MeadWestvaco Corporation				774,165

	Total Paper & Forest Products				951,357

	Personal Products – 0.7%

31,500	Avon Products, Inc.				1,066,905
6,200	Estee Lauder Companies Inc., Class A				402,194

	Total Personal Products				1,469,099

	Pharmaceuticals – 4.8%

4,200	Abbott Laboratories				221,256
4,900	Allergan, Inc.				320,068
15,300	Bristol-Myers Squibb Company				408,510
10,600	Forest Laboratories, Inc., (2)				332,416
50,200	Johnson & Johnson				3,273,040
22,400	King Pharmaceuticals Inc., (2)				263,424
69,532	Merck & Company Inc.				2,597,020
31,200	Mylan Laboratories Inc., (2)				708,552
112,590	Pfizer Inc.				1,930,919
10,500	Watson Pharmaceuticals Inc., (2)				438,585

	Total Pharmaceuticals				10,493,790

	Professional Services – 0.1%

400	Equifax Inc.				14,320
9,700	Monster Worldwide Inc., (2)				161,117

	Total Professional Services				175,437

	Real Estate – 0.3%

2,800	Apartment Investment & Management Company, Class A				51,548
1,100	AvalonBay Communities, Inc.				94,985
900	Health Care REIT, Inc.				40,707
950	Host Hotels & Resorts Inc.				13,918
2,520	Simon Property Group, Inc.				211,428
4,500	Ventas Inc.				213,660

	Total Real Estate				626,246

	Real Estate Management & Development – 0.1%

12,000	CB Richard Ellis Group, Inc., Class A, (2)				190,200

	Road & Rail – 0.6%

16,400	CSX Corporation				834,760
5,300	Norfolk Southern Corporation				296,217
2,400	Ryder System, Inc.				93,024
1,800	Union Pacific Corporation				131,940

	Total Road & Rail				1,355,941

	Semiconductors & Equipment – 3.7%

32,300	Advanced Micro Devices, Inc., (2)				299,421
400	Altera Corporation				9,724
32,600	Analog Devices, Inc.				939,532
3,400	Applied Materials, Inc.				45,832
21,000	Broadcom Corporation, Class A, (2)				696,780
75,700	Intel Corporation				1,685,082
31,300	KLA-Tencor Corporation				967,796
1,000	Linear Technology Corporation				28,280
25,600	LSI Logic Corporation, (2)				156,672
22,500	Microchip Technology Incorporated				633,600
8,900	Micron Technology, Inc., (2)				92,471
19,000	National Semiconductor Corporation				274,550
8,100	Novellus Systems, Inc., (2)				202,500
1,400	NVIDIA Corporation, (2)				24,332
70,900	Texas Instruments Incorporated				1,734,923
8,900	Xilinx, Inc.				226,950

	Total Semiconductors & Equipment				8,018,445

	Software – 4.4%

26,100	Adobe Systems Incorporated, (2)				923,157
3,700	Autodesk, Inc.				108,854
10,100	BMC Software, Inc., (2)				383,800
13,000	Citrix Systems, (2)				617,110
1,200	Intuit, Inc., (2)				41,208
4,900	McAfee Inc., (2)				196,637
126,000	Microsoft Corporation				3,688,020
81,400	Oracle Corporation				2,091,166
26,800	Red Hat, Inc., (2)				784,436
8,500	Salesforce.com, Inc., (2)				632,825
1,100	Symantec Corporation, (2)				18,612

	Total Software				9,485,825

	Specialty Retail – 2.9%

4,300	Abercrombie & Fitch Co., Class A				196,252
3,800	AutoNation Inc., (2)				68,704
400	AutoZone, Inc., (2)				69,236
9,800	Bed Bath and Beyond Inc., (2)				428,848
4,600	Best Buy Co., Inc.				195,684
13,500	Gap, Inc.				311,985
16,000	Home Depot, Inc.				517,600
33,200	Limited Brands, Inc.				817,384
4,100	Office Depot, Inc., (2)				32,718
9,000	O’Reilly Automotive Inc., (2)				375,390
4,300	RadioShack Corporation				97,309
7,100	Ross Stores, Inc.				379,637
9,700	Staples, Inc.				226,883
15,300	Tiffany & Co.				726,597
33,800	TJX Companies, Inc.				1,437,176
11,900	Urban Outfitters, Inc., (2)				452,557

	Total Specialty Retail				6,333,960

	Textiles, Apparel & Luxury Goods – 0.9%

24,900	Coach, Inc.				984,048
1,200	Nike, Inc., Class B				88,200
9,700	Polo Ralph Lauren Corporation				824,888
200	VF Corporation				16,030

	Total Textiles, Apparel & Luxury Goods				1,913,166

	Tobacco – 0.9%

3,900	Altria Group, Inc.				80,028
6,200	Lorillard Inc.				466,488
23,800	Philip Morris International				1,241,408
4,700	Reynolds American Inc.				253,706

	Total Tobacco				2,041,630

	Trading Companies & Distributors – 0.1%

1,800	W.W. Grainger, Inc.				194,616

	Wireless Telecommunication Services – 0.0%

15,300	Sprint Nextel Corporation, (2)				58,140

	Total Common Stocks (cost $186,639,920)				214,012,300

Principal
Amount (000)	Description (1)	Coupon	Maturity	Rating (3)	Value

	Short-Term Investments - 3.8%

	U.S. Government and Agency Obligations - 1.8%

$2,000	U.S. Treasury Bills, (4)	0.000%	7/29/10	AAA	$1,999,042
2,000	U.S. Treasury Bills, (4)	0.000%	9/09/10	AAA	1,998,166

4,000	Total U.S. Government and Agency Obligations				3,997,208

	Repurchase Agreements - 2.0%

4,285	Repurchase Agreement with State Street Bank, dated 3/31/10, repurchase price $4,284,988, collateralized by $4,375,000 U.S. Treasury Bills, 0.000%, due 9/02/10, value $4,371,063	0.000%	4/01/10	N/A	4,284,988

$8,285	Total Short-Term Investments (cost $8,282,157)				8,282,196

	Total Investments (cost $194,922,077) — 102.3%				222,294,496

	Other Assets Less Liabilities — (2.3)%				(5,085,277)

	Net Assets — 100%				$217,209,219

Investments in Derivatives
Call Options Written outstanding at March 31, 2010:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (5)	Date	Price	Value

(449,283)	Custom Basket 4 NASDAQ	$(43,817,996)	4/15/10	$102.0	$(357,292)
(438,180)	Custom Basket 2 NASDAQ	(44,928,321)	4/29/10	102.0	(1,081,200)

(887,463)	Total Call Options Written (premiums received $862,061)	(88,746,317)			$(1,438,492)

Futures Contracts outstanding at March 31, 2010:

					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	March 31, 2010	(Depreciation)

S&P 500 Index	Long	125	6/10	$7,282,500	$121,500

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks	$214,012,300	$—	$—	$214,012,300
Short-Term Investments	8,282,196	—	—	8,282,196
Derivatives:
Call Options Written	—	(1,438,492)	—	(1,438,492)
Futures Contracts*	121,500	—	—	121,500

Total	$222,415,996	$(1,438,492)	$—	$220,977,504

* Represents net unrealized appreciation (depreciation).
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative insturments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Equity Price	Futures Contracts	Receivable for variation margin on futures contracts*	$121,500	—	$—

Equity Price	Options	—	—	Call options written, at value	1,438,492

Total			$121,500		$1,438,492

*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $196,487,187.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$32,044,097
Depreciation	(6,236,788)

Net unrealized appreciation (depreciation) of investments	$25,807,309

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Rating below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by $100.

N/A	Not applicable.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010